Schedule of Assumptions Used to Compute Fair Value (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Minimum [Member]
Share Price	$ 29,200.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 29,200.00
Expected volatility	61.00%
Expected term (in years)	5 years 7 months 9 days
Risk-free interest rate	4.20%
Maximum [Member]
Share Price	$ 61,000.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 500,000.00
Expected volatility	62.12%
Expected term (in years)	6 years 29 days
Risk-free interest rate	4.45%